Organization and Principal Actitivies - Schedule of the VIEs Included in the Group’s Consolidated Balance Sheets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current Assets
Cash and cash equivalents	$ 28,175,865	$ 18,099,019
Restricted cash	368	30,413
Accounts receivable, net	931,567	1,301,335
Inventories, net	777,059	828,053
Total Current Assets	34,509,722	21,296,491
Non-current Assets
Property, plant and equipment, net	117,103	178,561
Intangible assets, net	6,328	11,808
Right-of-use assets – operating leases – related party	121,421	176,648
Total Non-current Assets	244,852	367,017
TOTAL ASSETS	34,754,574	21,663,508
Current Liabilities
Short-term borrowings	355,175	702,184
Accounts payable	497,648	1,158,298
Refund liabilities	16,563	53,885
Contract liabilities	104,423	58,627	$ 187,665
Total Current Liabilities	4,349,320	6,012,063
Non-current Liabilities
Long-term borrowings – non current portion	644,390	96,264
Total Non-current Liabilities	697,832	211,683
TOTAL LIABILITIES	5,047,152	6,223,746
VIEs [Member]
Current Assets
Cash and cash equivalents	17,629,104	17,866,902
Restricted cash	203	29,915
Accounts receivable, net	931,567	1,301,335
Inventories, net	775,951	816,195
Advance to suppliers	1,909,102	301,050
Due from related parties	1,896,225	0
Other receivables and other current assets, net	85,756	30,957
Total Current Assets	23,227,908	20,346,354
Non-current Assets
Property, plant and equipment, net	117,103	178,561
Intangible assets, net	6,328	11,808
Right-of-use assets – operating leases – related party	121,421	176,648
Total Non-current Assets	244,852	367,017
TOTAL ASSETS	23,472,760	20,713,371
Current Liabilities
Short-term borrowings	184,836	549,046
Accounts payable	497,648	1,423,836
Refund liabilities	16,563	53,885
Contract liabilities	74,922	58,145
Accrued expenses and other liabilities	2,626,787	2,170,813
Tax payable	2,871	1,042,820
Operating lease liabilities – current – related party	67,979	61,229
Amount due to the subsidiaries of the Group	21,008,981	24,408,129
Total Current Liabilities	24,480,587	29,767,903
Non-current Liabilities
Long-term borrowings – non current portion	644,390	96,264
Operating lease liabilities – non-current – related party	53,442	115,419
Total Non-current Liabilities	697,832	211,683
TOTAL LIABILITIES	$ 25,178,419	$ 29,979,586